As filed with the Securities and Exchange Commission on August 25, 2021

File No. 333-180717

File No. 811-22691

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 22

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 24

(Check appropriate box or boxes)

F/m FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

John L. Chilton, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, D.C. 20006

(Name and Address of Agent for Service)

Copies to:

Linda J. Hoard

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

It is proposed that this filing will become effective (check appropriate box):

/ /       immediately upon filing pursuant to paragraph (b)

/X/     on September 9, 2021 pursuant to paragraph (b)

/ /       60 days after filing pursuant to paragraph (a) (1)

/ /       on (date) pursuant to paragraph (a) (1)

/ /       75 days after filing pursuant to paragraph (a) (2)

/ /       on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation on New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 21 (“PEA #21”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on June 15, 2021. Pursuant to Rule 485(a)(2), that filing was expected to become effective on August 30, 2021.

This Post-Effective Amendment No. 22 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 9, 2021 as the new effective date for PEA #21.

This Post-Effective Amendment No. 22 incorporates by reference the information contained in Parts A, B, and C of PEA #21.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the District of Columbia on the 25th day of August, 2021.

F/m Funds Trust

By: /s/ Alexander Morris

Name: Alexander Morris

Title: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Alexander Morris	President & Trustee	August 25, 2021
Alexander Morris	(Chief Executive Officer)

/s/ Theresa M. Bridge	Treasurer (Chief Financial	August 25, 2021
Theresa M. Bridge	Officer and Principal Accounting Officer)

*	Trustee	August 25, 2021
Debra L. McGinty-Poteet

*	Trustee	August 25, 2021
E. Keith Wirtz

*	Trustee	August 25, 2021
John R. Hildebrand

/s/ Alexander Morris
Alexander Morris Attorney-in-fact*
August 25, 2021